Virtus Equity Trust

Supplement dated January 4, 2010 to the Prospectuses

dated June 22, 2009, as supplemented

Virtus Insight Trust

Supplement dated January 4, 2010 to the Prospectuses

dated May 1, 2009, as supplemented

Virtus Opportunities Trust

Supplement dated January 4, 2010 to the Prospectuses dated January 31, 2009,

March 2, 2009 and October 1, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 29, 2010, Virtus Mutual Funds will make a number of changes to the terms of dealer compensation plans for certain types of Class A Share purchases. These changes, and the associated disclosure changes described below, are effective for new purchases made on and after January 29, 2010.

Changes Applicable to All Virtus Fixed Income Funds, Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund

1. The contingent deferred sales charge on certain Class A Share redemptions for the above-named funds will be modified. For Class A Shares, a contingent deferred sales charge of 0.50% may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. Accordingly, footnote (a) to each fund’s “Fund Fees and Expenses” table is revised to read:

(a)	A contingent deferred sales charge (“CDSC”) of 0.50% may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Additionally, in the disclosure under “Class A Shares” and “Class A Sales Charge Reductions and Waivers” in the section “Sales Charges,” references to the CDSC rate are revised to be 0.50% and references to the period during which a CDSC may apply are revised to read “18 months” and “18-month period,” as appropriate.

2. The finder’s fee schedule for Class A Share purchases of the above-named funds also will be modified. Accordingly, the paragraph describing finder’s fees located under the table in the section “Compensation to Dealers” is revised to state that the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. Further, in the same paragraph, the references to the period during which a CDSC may apply are revised to read “18 months” and “18-month period,” as appropriate.

Changes Applicable to All Virtus Equity Funds, Virtus Alternatives Diversifier Fund, Virtus Balanced Fund, Virtus Balanced Allocation Fund and Virtus Tactical Allocation Fund:

3. The contingent deferred sales charge on certain Class A Share redemptions for the above-named funds will be modified. For Class A Shares, a contingent deferred sales charge of 1.00% may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. Accordingly, footnote (a) to each fund’s “Fund Fees and Expenses” table is revised to read:

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Additionally, in the disclosure under “Class A Shares” in the section “Sales Charges,” references to period during which a CDSC may apply are revised to read “18 months” and “18-month period,” as appropriate.

4. The finder’s fee schedule for certain Class A Share purchases of the above-named funds also will be modified. Accordingly, the paragraph describing finder’s fees located under the table in the section “Compensation to Dealers” is revised to state that the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,0001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. Further, in the same paragraph, the references to the period during which a CDSC may apply are revised to read “18 months” and “18-month period,” as appropriate.

Changes Applicable to All Funds

5. The third paragraph under the table in the section “Compensation to Dealers” is further revised to state that the Distributor will pay a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid.

Investors should retain this supplement with the Prospectuses for future reference.

VET&VIT&VOT 8105/FindersFeeChanges (1/10)

Virtus Equity Trust

Supplement dated January 4, 2010 to the Statement of Additional Information (“SAI”)

dated June 22, 2009, as supplemented

Virtus Insight Trust

Supplement dated January 4, 2010 to the SAI

dated May 1, 2009, as supplemented

Virtus Opportunities Trust

Supplement dated January 4, 2010 to the SAI

dated October 1, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 29, 2010, Virtus Mutual Funds will make a number of changes to the terms of dealer compensation plans for certain types of Class A Share purchases. These changes, and the associated disclosure changes described below, are effective for new purchases made on and after January 29, 2010.

1. The contingent deferred sales charge on certain Class A Share redemptions for some Virtus Mutual Funds will be modified. Accordingly, the first two sentences of the paragraph under “Class A Shares” in the section “Alternative Purchase Arrangements” are replaced with the following:

Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a contingent deferred sales charge (“CDSC”) may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Additionally, the third and fourth sentences of the first paragraph under “Class A Shares—Reduced Initial Sales Charges” in the section “Alternative Purchase Arrangements” are replaced with the following:

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Further, the sentence describing applicability of a CDSC on certain exchanges under “Exchanges” in the section “Investor Account Services” is revised to read “On exchanges into Class A Shares of a money market fund from Class A Shares of a non-money market fund made within 18 months of a finder’s fee being paid on such non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.”

2. The finder’s fee schedule for certain Class A Share purchases also will be modified. Accordingly, the second paragraph under the tables in the section “Dealers Concessions” is revised to state that for Virtus fixed income funds, Virtus AlphaSector Allocation Fund, and Virtus AlphaSector Rotation Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. The paragraph is further revised to state that for all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. Also, in the same paragraph, the references to the period during which a CDSC may apply are revised to read “18 months” and “18-month period,” as appropriate.

3. The second paragraph under the tables in the section “Dealers Concessions” is further revised to state that the Distributor will pay a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid.

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Unrelated to the above-described changes, the first two sentences in the description of When-Issued and Delayed Delivery Transactions in the section “Investment Techniques and Risks,” are hereby revised to read: “The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s net asset value starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date.”

Investors should retain this supplement with the SAI for future reference.

VET&VIT&VOT 8106 /FindersFeeChanges SAI (1/10)